Property And Equipment, Net (Schedule Of Property And Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 240	$ 267
Less accumulated depreciation	(233)	(237)
Property, Plant and Equipment, Net, Total	7	30
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	221	218
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 19	19
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 30